SUBSEQUENT EVENTS (Details) (USD $)	0 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 04, 2014	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2013	Feb. 04, 2014
Subsequent Event [Line Items]
Number of shares authorized to be repurchased					100,000
Dividend paid, per share	$ 0.16	$ 0.16	$ 0.48	$ 0.48